GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings, Appropriated	$ 27,018,878	$ 19,078,809
[custom:NetLoss]	$ 6,456,541	$ 5,913,724